ACQUISITIONS (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 06, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 15, 2015
Property Plant And Equipment [Member]
Business Acquisition [Line Items]
Change in fair value of Assets		$ 117.6
Land Use Right [Member]
Business Acquisition [Line Items]
Change in fair value of Assets		$ 12.6
Hanwha Solar One [Member]
Business Acquisition [Line Items]
Ordinary shares issued	3,701,145,330
Equity interest ownership percentage	100.00%
Ownership percentage	45.70%
Ownership percentage	94.00%
Net purchase consideration	$ 95.8
Number of ordinary shares in each ADS		50		50
Pre-existing receivables and payables	$ 5.0
Transaction costs			$ 3.2